Cash and due from banks and inter-bank funds - Summary of restricted fund (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Repurchase agreements with BCRP	S/ 1,208,506	S/ 1,189,454
Derivative financial instruments	57,816	92,456
Others	4,615	4,622
Total	S/ 1,270,937	S/ 1,286,532